Pensions and Other Postretirement Benefits (Details 6) (Defined Benefit Pension Plans [Member], USD $) In Millions, unless otherwise specified	Apr. 30, 2014	Apr. 30, 2013
Defined Benefit Pension Plans [Member]
Additional information related to the Company's defined benefit pension plans
Accumulated benefit obligation for all pension plans	$ 507.3	$ 539.0
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	507.3	539.0
Fair value of plan assets	402.1	410.7
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	542.3	575.7
Fair value of plan assets	$ 402.1	$ 410.7